Federated International Small Company Fund

Class A Shares
Class B Shares
Class C Shares

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A Portfolio of Federated World Investment Series, Inc.
Supplement to Prospectus dated January 31, 2002

On page 19, under the section entitled "Who Manages the Fund?" delete Regina Chi as a Portfolio Manager of the Fund.

                                                                   July 26, 2002

Cusip 31428U748
Cusip 31428U730
Cusip 31428U722

27547 (7/02)